UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08659

The Henssler Funds Inc.
(Exact name of registrant as specified in charter)

3735 Cherokee Street, Kennesaw, Georgia		30144
(Address of principal executive offices)		(Zip code)

Gene W. Henssler, 3735 Cherokee Street, Kennesaw, Georgia 30144
(Name and address of agent for service)

With copy to: Reinaldo Pascual, Esq. Kilpatrick Stockton LLP 1100 Peachtree Street, N.E., Suite 2800 Atlanta, Georgia 30309

Registrant’s telephone number, including area code:	(800) 936-3863

Date of fiscal year end:	April 30

Date of reporting period:	May 1, 2006 - October 31, 2006

Item 1.  Reports to Stockholders.

THE HENSSLER
EQUITY FUND

Lighting the Way

SEMI-ANNUAL REPORT
OCTOBER 31, 2006

THE HENSSLER EQUITY FUND
3735 CHEROKEE STREET
KENNESAW, GA 30144

1-800-936-3863
WWW.HENSSLER.COM

TABLE OF CONTENTS
October 31, 2006

Letter to the Shareholders	1-2

Expenses	3

Top Ten Holdings & Asset Allocation	4

Schedule of Investments	5-8

Statement of Assets & Liabilities	9

Statement of Operations	10

Statement of Changes in Net Assets	11

Financial Highlights	12-13

Notes to the Financial Statements	14-17

Additional Information	18

Independent Directors & Officers	19-20

THE HENSSLER EQUITY FUND SEMI-ANNUAL REPORT – OCTOBER 31, 2006

LETTER TO THE SHAREHOLDERS
October 31, 2006

November 28, 2006

Dear Fellow Shareholders:

Thank you for investing in The Henssler Equity Fund (The Fund). The Fund’s return for the last year through October 31, 2006, was up 11.08%. During the last five years ending October 31, 2006, The Fund has returned 6.59% on an annualized basis. Since inception, The Fund has returned 5.88% on an annualized basis.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares. The performance data quoted represents past performance. Past performance cannot guarantee future results, and current performance maybe lower or higher than the performance quoted. Both the return from and the principal value of an investment in The Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance as of the most recent-month end, please contact 1-800-936-3863.

While our returns since inception are better than the market’s, results have lagged over the last couple of years. Despite the strong earnings reported by many of our holdings, relative valuations have decreased. We believe this type of behavior will not continue indefinitely.

Since the correction in May of this year, the high quality stocks in the market have performed better. Many of our stocks continue to report strong results, and their share prices have increased as a result. For example, one of the stocks that we own is Goldman Sachs. Goldman Sachs continues to prosper in this environment by taking part in many of the Mergers and Acquisitions that have been announced recently, generating tremendous fee income.

Our investment strategy remains intact. We will seek to buy only the financially strongest companies around. We always want to own companies that will not only survive the next recession but also the next depression.

Overall, the economy continues to report positive results. Corporate profits continue to rise, and many corporations are starting to pay dividends or increase their dividends based on their strong future prospects. Surprisingly, during these robust times, valuations on many stocks have decreased. We think this trend will not persist.

Currently, we are slightly over-weighted in Consumer Staples, Financials, Industrials, Materials and Healthcare. Since the last report, we have initiated new positions in Apache Corporation and SLM Corporation.

While adding those new high quality stocks, we also eliminated several positions. During the past six months we sold Alberto-Culver, BP p.l.c., Eli Lilly & Co., Fifth Third Bancorp, Maxim Integrated Products, Oil Service HOLDRs Trust and iShares NASDAQ Biotech. We are confident that our decisions enhanced the quality of The Henssler Equity Fund and will contribute positively to The Fund’s performance.

If you would like to obtain periodic information regarding The Fund, we encourage you to visit our web site at www.henssler.com. You may review The Henssler Equity Fund link as often as you like, as we update information regularly. Through our web site, we provide details each quarter on our top 10 holdings, industry allocation and other statistics. The web site also provides media appearance information and links to articles featuring commentary and insight from The Fund’s management team.

On behalf of our board of directors and management team, we thank you for the trust and confidence you have shown by using The Henssler Equity Fund as your investment vehicle. We will continue to focus our best efforts exclusively on the one fund we manage, The Henssler Equity Fund.

Yours very truly,

Gene W. Henssler, Ph.D.	Theodore L. Parrish, CFA
Co-Manager	Co-Manager

This report is intended for shareholders of The Fund. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus that contains important information including risks, investment objectives, charges and expenses. Please read and consider this information carefully before you invest your or send money.

expenSeS
(Unaudited)	October 31, 2006

As a shareholder of The Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in The Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of May 1, 2006 through October 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on The Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not The Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in The Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	May 1, 2006 Through
	May 1, 2006	October 31, 2006	October 31, 2006
Actual Fund Return	$1,000.00	$1,043	$6.80
Hypothetical Fund Return	$1,000.00	$1,019	$6.72

*      Expenses are equal to The Fund’s annualized expense ratio of 1.32%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 4.27% for the six-month period of May 1, 2006 to October 31, 2006.

top ten holdinGS & ASSet AllocAtion
(Unaudited)	October 31, 2006

Top Ten Holdings

(% of Net Assets)

Bank of America, Corp.	4.69%
UnitedHealth Group, Inc.	4.07%
PepsiCo, Inc.	3.93%
Exxon Mobil, Corp.	3.76%
Target, Corp.	3.58%
Citigroup, Inc.	3.58%
Materials Select Sector SPDR	3.45%
Johnson & Johnson	3.42%
Energy Select Sector SPDR	3.41%
PACCAR, Inc.	3.32%
37.21%

Asset Allocation

(% of Net Assets)

Consumer Discretionary	9.81%
Consumer Staples	14.23%
Energy	4.73%
Financials	22.72%
Healthcare	14.00%
Industrials	14.04%
Information Technology	13.01%
Exchange Traded Funds	6.86%
Cash & Cash Equivalents	0.60%
100.00%

Schedule oF inveStmentS
(Unaudited)	October 31, 2006

	Shares	Value

COMMON STOCKS - 92.54%

Consumer Discretionary - 9.81%
Building-Residential/Commercial - 1.31%
Lennar Corp.	34,500	$1,638,060

Consumer Products Miscellaneous - 1.53%
Fortune Brands, Inc.	25,000	1,923,750

Multimedia - 2.39%
Walt Disney Co.	95,325	2,998,924

Retail-Major Department Stores - 4.58%
Lowe’s Companies, Inc.	41,500	1,250,810
Target Corp.	75,870	4,489,987
		5,740,797

Total Consumer Discretionary		12,301,531

Consumer Staples - 14.23%
Beverages-Non-acoholic - 3.93%
PepsiCo, Inc.	77,675	4,927,702

Consumer Products - 2.47%
Church & Dwight, Inc.	76,500	3,103,605

Cosmetics & Toiletries - 2.55%
Procter & Gamble Co.	50,500	3,201,195

Food-Wholesale/Distribution - 2.48%
Sysco Corp.	88,950	3,111,471

Retail-Drug Stores - 2.80%
Walgreen Co.	80,270	3,506,193

Total Consumer Staples		17,850,166

Energy - 4.73%
Oil & Gas - 0.97%
Apache Corp.	18,600	1,214,952

Oil Company-Integrated - 3.76%
Exxon Mobil Corp.	66,014	4,714,720

Total Energy		5,929,672

	Shares	Value

Financials - 22.72%
Commercial Banks-Southern U.S. - 2.01%
Synovus Financial Corp.	86,000	$2,526,680

Finance-Diversified Services - 3.58%
Citigroup, Inc.	89,500	4,489,320

Financial Services-Consumer Lending - 1.80%
SLM Corp.	46,500	2,263,620

Insurance-Multi-Line - 2.65%
Lincoln National Corp.	52,400	3,317,444

Investment Management/Advisory Services - 6.16%
Goldman Sachs Group, Inc.	21,100	4,004,569
T. Rowe Price Group, Inc.	78,600	3,718,566
		7,723,135

Money Center Banks - 6.52%
Bank of America Corp.	109,100	5,877,217
The Bank of New York Co., Inc.	67,000	2,302,790
		8,180,007

Total Financials		28,500,206

Healthcare - 14.00%
Healthcare-Distributor & Services - 1.62%
Omnicare, Inc.	53,500	2,026,580

Medical Instruments - 1.58%
Stryker Corp.	38,000	1,987,020

Medical Products - 4.89%
Baxter International, Inc.	40,000	1,838,800
Johnson & Johnson	63,670	4,291,358
		6,130,158

Medical-Drugs - 1.84%
Teva Pharmaceutical Industries Ltd. ADR	70,175	2,313,670

Medical-HMO - 4.07%
UnitedHealth Group, Inc.	104,600	5,102,388

Total Healthcare		17,559,816

	Shares	Value

Industrials - 14.04%
Auto-Medium & Heavy Duty Trucks - 3.32%
PACCAR, Inc.	70,265	$4,160,361

Diversified Industrials - 2.12%
3M Co.	33,700	2,656,908

Diviersified Manufacturing - 8.60%
Emerson Electric Co.	48,000	4,051,200
General Electric Co.	82,535	2,897,804
Illinois Tool Works, Inc.	80,100	3,839,193
		10,788,197

Total Industrials		17,605,466

Information Technology - 13.01%
Computer Software - 2.74%
Microsoft Corp.	119,900	3,442,329

Computer-Micro - 1.96%
International Business Machines Corp.	26,600	2,455,978

Data Processing/Management - 1.77%
Automatic Data Processing, Inc.	45,000	2,224,800

Electronic Components-Semiconductors - 2.63%
Applied Materials, Inc.	115,200	2,003,328
Intel Corp.	60,440	1,289,789
		3,293,117

Networking Products - 2.24%
Cisco Systems, Inc. *	116,500	2,811,145

Office Automation& Equipment - 1.67%
Diebold, Inc.	48,000	2,096,640

Total Information Technology		16,324,009

TOTAL COMMON STOCKS (COST $86,332,054)		116,070,866

	Shares	Value

EXCHANGE TRADED FUNDS - 6.86%
Chemical-Diversified - 3.45%
Materials Select Sector SPDR	129,000	$4,326,660

Oil Company-Integrated - 3.41%
Energy Select Sector SPDR	76,500	4,274,055

TOTAL EXCHANGE TRADED FUNDS (COST $6,853,026)		8,600,715

SHORT TERM INVESTMENTS - 0.69%
Fifth Third Institutional Money Market Fund, 5.14%(1)	867,036	867,036

TOTAL SHORT TERM INVESTMENTS (COST $867,036)		867,036

TOTAL INVESTMENTS (100.09%) (COST $94,052,116)		125,538,617

TOTAL LIABILITIES LESS OTHER ASSETS (-0.09%)		(116,937)

TOTAL NET ASSETS (100.00%)		$125,421,680

* Non Income Producing Security
(1) Variable Rate Security, the coupon rate shown represents the rate at October 31, 2006.
ADR - American Depository Receipt

The accompanying notes are an integral part of the financial statments.

statement of assets & liabilities
(Unaudited)	October 31, 2006

Assets:
Investments, at Market Value (identified cost $94,052,116)	$125,538,617
Receivables:
Fund shares sold	24,814
Dividends and interest	65,483
Receivable from adviser	1,988
Prepaid insurance	6,736
Total assets:	125,637,638

Liabilities:
Payables:
Fund shares redeemed	73,376
Advisory fee due to adviser	53,533
Directors’ fees	6,616
Officers’ fees	7,487
Operating service fees due to adviser	74,946
Total liabilities:	215,958

Net Assets	$125,421,680

Net Assets Consist of:
Common stock	803
Paid in capital	89,361,401
Accumulated undistributed net investment income	761,762
Accumulated undistributed net realized gain on investments	3,811,213
Net unrealized appreciation in value of investments	31,486,501

Net Assets	$125,421,680

Shares of beneficial interest outstanding of $0.0001 value per share, 100,000,000 shares authorized	8,026,875

Net Asset Value, offering and redemption price per share (125,421,680 / 8,026,875)	$15.63

The accompanying notes are an integral part of the financial statements.

StAtement oF opeRAtionS
(Unaudited)	October 31, 2006

Investment Income:
Dividends (net of foreign withholding taxes of $1,425)	$1,036,641
Interest	19,694
Total investment income	1,056,335

Expenses:
Operating service fees	450,251
Advisory fees	321,608
Officers’ compensation fees	42,806
Insurance fees	13,455
Directors’ fees	9,910
Interest expense - line of credit	1,091
Total expenses	839,121

Net investment income	217,214

Realized and Unrealized Gain on Investments:
Net realized gain on investment securities	3,087,602
Net change in unrealized appreciation of investments	1,610,548
Net gain on investment securities	4,698,150

Net increase in net assets resulting from operations	$4,915,365

The accompanying notes are an integral part of the financial statements.

StAtement oF chAnGeS in net ASSetS
October 31, 2006

	Six Months Ended October 31, 2006(1)	Year Ended April 30, 2006

Operations:
Net investment income	$217,214	$730,806
Net realized gain on investment securities	3,087,602	2,031,031
Net change in unrealized appreciation on investment securities	1,610,548	10,974,549
Net increase in net assets resulting from operations	4,915,364	13,736,386

Distributions to Shareholders From:
Net investment income	—	(400,138)
Net realized gains	—	(1,793,586)
Net decrease in net assets from distributions	—	(2,193,724)

Capital Share Transaction:
Proceeds from sales of shares	8,680,741	29,132,220
Reinvested dividends	0	1,951,354
Cost of shares redeemed	(23,968,513)	(38,661,860)
Increase/(decrease) in net assets from capital share transactions	(15,287,772)	(7,578,286)

Net increase/(decrease) in net assets	(10,372,408)	3,964,376

Net Assets:
Beginning of Year	135,794,088	131,829,712
End of year(2)	$125,421,680	$135,794,088

(1) Unaudited

(2) Includes accumulated undistributed net investment income of:	$761,762	$544,549

The accompanying notes are an integral part of the financial statements.

FinAnciAl hiGhliGhtS

The table below sets forth financial data for one share of capital stock outstanding throughout each year presented.

	Six Months Ended October 31, 2006(1)		For the Year Ended April 30, 2006

Net Asset Value, Beginning of the Year	$14.99		$13.80

Income from Investment Operations:
Net investment income(2)	0.03		0.08
Net gain/(loss) on securities (both realized and unrealized)	0.61		1.34
Total from Investment Operations	0.64		1.42

Distributions:
Net realized capital gain	—		(0.19)
Net investment income	—		(0.04)
Total Distributions	$15.63		(0.23)

Net Asset Value, End of Period	4.27%		$14.99

Total Return	4.27%		10.31%

Ratios/Supplemental Data
Net Assets, end of period (in 000s)	$125,422		$135,794
Ratio of expenses to average net assets	1.32	%(3)	1.29%
Ratio of net investment income to average net assets	0.34	%(3)	0.52%
Portfolio turnover rate	10%		58%

(1)  Unaudited

(2)  Per share amounts calculated based on the average daily shares outstanding during the year.

(3)  Annualized

The accompanying notes are an integral part of the financial statements.

	For the Year Ended April 30, 2005	For the Year Ended April 30, 2004	For the Year Ended April 30, 2003

Net Asset Value, Beginning of the Year	$13.47	$10.85	$12.43

Income from Investment Operations:
Net investment income(2)	0.08	0.03	0.04
Net gain/(loss) on securities (both realized and unrealized)	0.32	2.63	(1.61)
Total from Investment Operations	0.40	2.66	(1.57)

Distributions:
Net realized capital gain	—	—	—
Net investment income	(0.07)	(0.04)	(0.01)
Total Distributions	(0.07)	(0.04)	(0.01)

Net Asset Value, End of Period	$13.80	$13.47	$10.85

Total Return	2.93%	24.53%	(12.62)%

Ratios/Supplemental Data
Net Assets, end of period (in 000s)	$131,830	$120,141	$73,779
Ratio of expenses to average net assets	1.30%	1.27%	1.22%
Ratio of net investment income to average net assets	0.58%	0.25%	0.42%
Portfolio turnover rate	31%	39%	22%

NOTES TO THE FINANCIAL STATEMENTS
(Unaudited)	October 31, 2006

1.              ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Henssler Funds, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on February 12, 1998, and consists solely of The Henssler Equity Fund (“The Fund”). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940 (the “1940 Act”). The Company has an authorized capital of 500,000,000 shares, classified as shares of common stock with a par value of $.0001 per share; 100,000,000 shares of which have been classified as shares of common stock of The Fund. The Fund’s investment strategy is to seek growth of capital. The Fund became effective with the SEC on June 8, 1998 and commenced operations on June 10, 1998.

The following is a summary of significant accounting policies consistently followed by The Fund.

a) Investment Valuation — Equity securities listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price. Valuations of variable and fixed income securities are supplied by independent pricing services approved by The Fund’s Board of Directors. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board. Securities with maturities of sixty (60) days or less are valued at amortized cost.

b) Federal Income Taxes — No provision for federal income taxes has been made since The Fund has complied to date with the provision of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and realized capital gains in order to relieve The Fund from all federal income taxes.

c) Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions to shareholders are recorded on the ex-date.

d) Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

e) Reclassifications — Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

f) Other — Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to The Fund, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with The Fund’s understanding of the applicable country’s tax rules and rates.

2.              caPital Share tranSactiOnS

Transactions in shares of The Fund were as follows:

	For the Six Months Ended	For the Year Ended
	October 31, 2006	April 30, 2006

Shares Sold	592,486	2,003,625
Distributions Reinvested	—	133,848
Less Shares Redeemed	(1,623,669)	(2,634,908)
Net Decrease	(1,031,183)	(497,435)

3.              FEDERAL INCOME TAXES AND DISTRIBUTIONS

Unrealized Appreciation and Depreciation on Investments (Tax Basis)

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at October 31, 2006 were as follows:

Gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$31,955,059
Gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(468,558)
Net unrealized appreciation/(depreciation)	$31,486,501
Tax Cost	$94,052,116

The differences between book and tax net unrealized appreciation are wash sale loss deferrals.

Components of Net Assets (Tax Basis)

As of April 30, 2006, the components of net assets on a tax basis were:

Ordinary income	$1,311,611
Accumulated net realized gain/(loss) on investments	14,552
Net unrealized appreciation/(depreciation) in value of investments	29,817,949
Total	$31,144,112

Classifications of Distributions

Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.

The tax character of the distributions paid by The Fund during the last two fiscal years ended April 30, 2006 and 2005, respectively, were as follows:

Distributions paid from:	2006	2005
Ordinary Income	$400,138	$625,649
Long-Term Capital Gain	1,793,586	—
Total	$2,193,724	$625,649

4.              ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into a Management Agreement with Henssler Asset Management, LLC (the “Adviser”) to provide investment management services to The Fund. Pursuant to the Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.50% as applied to The Fund’s daily net assets. For the six months ended October 31, 2006, the Adviser earned advisory fees of $321,608. At October 31, 2006, The Fund owed the Adviser $53,381 for investment management services.

The Fund has entered into an Operating Services Agreement (the “Servicing Agreement”) with the Adviser to provide or arrange for day-to-day operational services to The Fund. Under the Servicing Agreement, the Adviser provides all of The Fund’s day-to-day operational services, excluding costs of brokerage, interest, taxes, litigation, independent directors’ fees and expenses, independent directors’ legal fees, premiums for directors’ liability insurance covering The Fund’s independent directors, The Fund’s allocable share of the salary and related costs for The Fund’s chief compliance officer, and extraordinary expenses. For the six months ended October 31, 2006, The Fund incurred independent directors’ fees, insurance premiums, and chief compliance officer’s fees of $9,910, $13,455, and $42,806, respectively. Pursuant to the Servicing Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.70% as applied to The Fund’s daily net assets. For the six months ended October 31, 2006, the Adviser earned fees of $450,251. At October 31, 2006, the Fund owed the Adviser $74,733.

The Fund and the Adviser have entered into a Fund Accounting and Administration Agreement with ALPS Mutual Fund Services, Inc. to provide day-to-day operational services to The Fund including, but not limited to administrative, bookkeeping, and pricing services.

The Fund and the Adviser have entered into a Transfer Agency and Service Agreement with ALPS Mutual Fund Services, Inc. to provide day-to-day operational services to The Fund including, but not limited to transfer agent, dividend disbursing, and record keeping services.

The Fund and the Adviser have entered into a Distribution Agreement with ALPS Distributors, Inc. to provide distribution services to The Fund. ALPS Distributors, Inc. serves as underwriter/distributor of The Fund.

Certain directors and officers of The Fund are directors and officers of the Adviser.

5.              inveStment tranSactiOnS

The cost of purchases and the proceeds from sales of investments, excluding short-term investments and U.S. government obligations, by The Fund for the six months ended October 31, 2006, were as follows:

Purchases:	$13,054,098
Sales:	$29,726,974

6.               REVOLVING LINE OF CREDIT

Revolving Credit Agreement — The Fund has a $10,000,000 Revolving Credit Agreement with Fifth Third Bank; Borrowings under this arrangement are secured by investments held in The Fund’s portfolio and bear interest at the Federal Funds Rate of Fifth Third Bank in effect on the day the loan is made plus 1.50%.

7.               beneficial OwnerShiP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of The Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2006, Charles Schwab & Co., owned of record in aggregate more than 34.36% of The Henssler Equity Fund. The shares are held under an omnibus account (where by the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).

ADDITIONAL INFORMATION
October 31, 2006

1.               n-Q diSclOSure (unaudited)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For The Henssler Equity Fund this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Henssler Equity Fund’s Forms N-Q will be available on the SEC’s web site at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

2.               PrOxy PrOcedureS (unaudited)

The Company has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio’s vote proxies related to securities (“portfolio proxies”) held by the Portfolios. A description of the Company’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 1-800-936-3863 and (ii) on the SEC’s web site at www.sec.gov in addition, The Fund will be required to file new Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. Once filed, the Company’s Form N-PX will be available (i) without charge, upon request, by calling the Company toll-free at 1-800-936-3863 and (ii) on the SEC’s website at www.sec.gov.

3.               directOrS and OfficerS (unaudited)

The business affairs of The Henssler Equity Fund (“The Fund”) is managed under the direction of the Fund’s Board of Directors in accordance with the laws of the State of Maryland. Information pertaining to the Directors and Officers of the Fund are set forth below. Directors who are not deemed to be “interested persons” of The Fund as defined in the Investment Company act of 1940, as amended (the “1940 Act”), are referred to as “Independent Directors.” The Fund’s Statement of Additional Information includes additional information about the directors and is available upon request by calling toll-free 1-800-936-3863.

INDEPENDENT DIRECTORS & OFFICERS
(Unaudited)	October 31, 2006

Independent Directors

Name, Age and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held

Robert E. Nickels (62) 2 Delegal’s Retreat Savannah, GA 31411	Director	Since 2002	One	None

Principal Occupation During past 5 years: Retired

David P. O’Brien, M.D. (65) 2626 Brookwood Drive Atlanta, GA 30305	Director	Since 2004	One	None

Principal Occupation During past 5 years: M.D. Urologist

Joseph W. Owen (44) 126 Riverview Drive Suwance, GA 30024	Director	Since 2004	One	None

Principal Occupation During past 5 years: Vice President, XcelleNet, Inc.

Additional Directors and Officers

Name, Age and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held

Gene W. Henssler, Ph.D. (65) 3735 Cherokee Street Kennesaw, GA 30144	Director, President Co-Portfolio Manager	Since 1998	One	None

Principal Occupation During past 5 years: President, G.W. Henssler & Associates, Ltd.; Co-Portfolio Manager, The Henssler Equity Fund

Patricia T. Henssler, C.P.A. (50) 3735 Cherokee Street Kennesaw, GA 30144	Director, Executive V.P., Treasurer	Since 1998	One	None

Principal Occupation During past 5 years: Treasurer, G.W. Henssler & Associates, Ltd.; Certified Public Accountant, P.T. Henssler, C.P.A., LLC

William G. Lako, Jr., CFP ® (35) 3735 Cherokee Street Kennesaw, GA 30144	Vice President, Secretary	Since 1998	One	Cherokee National Trust

Principal Occupation During past 5 years: Principal, G.W. Henssler & Associates, Ltd.

Scott L. Keller, CFA (39) 3735 Cherokee Street Kennesaw, GA 30144	Vice President	Since 1998	One	Cherokee National Trust

Principal Occupation During past 5 years: Principal, G.W. Henssler & Associates, Ltd.

Theodore L. Parrish, CFA (33) 3735 Cherokee Street Kennesaw, GA 30144	Vice President Co-Portfolio Manager	Since 1998	One	None

Principal Occupation During past 5 years: Principal, G.W. Henssler & Associates, Ltd.; Co-Portfolio Manager, The Henssler Equity Fund

AdviSeR
Henssler Asset Management, LLC
3735 Cherokee Street
Kennesaw, Georgia 30144

diStRibutoR
ALPS Distributors, Inc.
P.O. Box 8796
Denver, Colorado 80201

cuStodiAn
The Fifth Third Bank, N.A.
38 Fountain Square Plaza
Cincinnati, Ohio 45263

tRAnSFeR, Reception,
And dividend diSbuRSinG AGent
ALPS Fund Services, Inc.
P.O. Box 8796
Denver, Colorado 80201

independent ReGiSteRed
public AccountinG FiRm
Cohen McCurdy, Ltd.
800 Westpoint Pkwy.
Suite 1100
Westlake, Ohio 44145-1594

leGAl counSel
Kilpatrick Stockton LLP
1100 Peachtree Street, N.E.
Suite 2800
Atlanta, Georgia 30309

Item 2.            Code of Ethics.

Not applicable to this report.

Item 3.            Audit Committee Financial Expert.

Not applicable to this report.

Item 4.            Principal Accountant Fees and Services.

Not applicable to this report.

Item 5.            Audit Committee of Listed Registrants.

Not applicable.

Item 6.            Schedule of Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.                                     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.                                     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.                                     Purchases of Equity Securities by Closed-End Management Investment Companies.

Not applicable.

Item 10.          Submission of Matters to Vote of Security Holders.

There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.          Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in

2

Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)      Not applicable.

(a)(2)      The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)      Not applicable.

(b)           The certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds Inc.

By:	/s/ Gene W. Henssler
(Principal Executive Officer)
President

Date:	January 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds Inc.

By:	/s/Gene W. Henssler
Gene W. Henssler (Principal Executive Officer)
President

Date:	January 8, 2007

By:	/s/ Patricia T. Henssler
(Principal Financial Officer)

Date:	January 8, 2007

4